VESSELS AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
VESSELS AND EQUIPMENT

12.	VESSELS AND EQUIPMENT

Movements in the three years ended December 31, 2025 are as follows:

(in thousands of $)	Vessels and equipment	Dry dock component	Net Carrying Value
Cost
As of January 1, 2025	5,911,132	154,603	6,065,735
Additions	4,557	19,279	23,836
Disposals	(55,485)	(1,851)	(57,336)
As of December 31, 2025	5,860,204	172,031	6,032,235

Accumulated depreciation
As of January 1, 2025	(727,877)	(91,161)	(819,038)
Charge for the period	(305,037)	(23,164)	(328,201)
Disposals	25,348	1,652	27,000
As of December 31, 2025	(1,007,566)	(112,673)	(1,120,239)

Net book value as of December 31, 2025	4,852,638	59,358	4,911,996

Cost
As of January 1, 2024	5,464,799	147,655	5,612,454
Additions	1,235,070	33,279	1,268,349
Disposals	(788,737)	(26,331)	(815,068)
As of December 31, 2024	5,911,132	154,603	6,065,735

Accumulated depreciation
As of January 1, 2024	(890,918)	(88,367)	(979,285)
Charge for the period	(315,483)	(22,746)	(338,229)
Disposals	478,524	19,952	498,476
As of December 31, 2024	(727,877)	(91,161)	(819,038)

Net book value as of December 31, 2024	5,183,255	63,442	5,246,697

Cost
As of January 1, 2023	4,390,718	126,437	4,517,155
Additions	1,113,143	26,114	1,139,257
Transfers from newbuildings	191,132	2,746	193,878
Disposals	(230,194)	(7,642)	(237,836)
As of December 31, 2023	5,464,799	147,655	5,612,454

Accumulated depreciation
As of January 1, 2023	(790,346)	(76,157)	(866,503)
Charge for the period	(212,088)	(17,982)	(230,070)
Disposals	111,516	5,772	117,288
As of December 31, 2023	(890,918)	(88,367)	(979,285)

CMB.TECH VLCC Acquisition

On October 9, 2023, Frontline entered into a Framework Agreement (the “Framework Agreement”) with CMB.TECH. Pursuant to the Framework Agreement, the Company agreed to purchase 24 VLCCs with an average age of 5.3 years, for an aggregate purchase price of $2,350.0 million from CMB.TECH (the “Acquisition”). All of the agreements relating to the Acquisition came into effect in November 2023. In December 2023, the Company took delivery of 11 of the vessels for consideration of $1,112.2 million. The Company took delivery of the 13 remaining vessels for consideration of $1,237.8 million in the year ended December 31, 2024.

In the year ended December 31, 2025, the Company:

•sold one Suezmax tanker;
•completed the installation of EGCS on two vessel; and
•performed dry docks on eight vessels.

In the year ended December 31, 2024, the Company:

•sold five VLCCs and three Suezmax tankers;
•completed the installation of a ballast water treatment system on one vessel; and
•performed dry docks on 12 vessels.

In the year ended December 31, 2023, the Company:

•completed the installation of EGCS on two vessels;
•took delivery of two VLCC newbuildings;
•sold one VLCC and two Suezmax tankers; and
•performed dry docks on 10 vessels.

In December 2025, the Company entered into agreements to sell eight of our oldest first-generation ECO VLCCs, built between 2015 and 2016 to an unrelated third party, for a total sales price of $831.5 million. The vessels were delivered to the new owner during the first quarter of 2026. After sales commissions and repayment of existing debt on the vessels, the transaction is expected to generate net cash proceeds of approximately $477.2 million and the Company expects to record a gain in the first quarter of 2026 of approximately $212.0 million. As of December 31, 2025, the net book value of the vessels was $602.2 million.

Impairment

As of December 31, 2023
We did not identify any events or changes in circumstances indicating that the carrying amounts of our owned vessels might not be recoverable as of December 31, 2023. Based on our assessment, we observed that the estimated market values received from independent ship brokers had increased since December 31, 2022 for all our vessels. We did not observe negative developments in forecasted market TCE rates and operating results had also improved significantly during the period. Furthermore, the Company's market capitalization was significantly higher than the carrying amount of its net assets as of December 31, 2023. Accordingly, no impairment loss was recognized in the year ended December 31, 2023.

As of December 31, 2024
We did not identify any events or changes in circumstances indicating that the carrying amounts of our owned vessels might not be recoverable as of December 31, 2024. Based on our assessment, we observed that the estimated market values received from independent ship brokers remain strong and are in excess of each vessel's respective carrying amount. We also observed that the sales prices for all eight vessels sold in the year ended December 31, 2024 were in excess of their respective carrying amounts. We did not observe negative developments in forecasted market TCE rates or actual operating results. Furthermore, the Company's market capitalization was significantly higher than the carrying amount of its net assets as of December 31, 2024. Accordingly, no impairment loss was recognized in the year ended December 31, 2024.

As of December 31, 2025
We did not identify any events or changes in circumstances indicating that the carrying amounts of our owned vessels might not be recoverable as of December 31, 2025. Based on our assessment, we observed that the estimated market values received from independent ship brokers remain strong and are in excess of each vessel's respective carrying amount. We also observed that the sales prices for nine vessels agreed to be sold in the year ended December 31, 2025 were in excess of their respective carrying amounts. We did not observe negative developments in forecasted market TCE rates or actual operating results. Furthermore, the Company's market capitalization was significantly higher than the carrying amount of its net assets as of December 31, 2025. Accordingly, no impairment loss was recognized in the year ended December 31, 2025.